5 MARKETABLE SECURITES (Details Narrative) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2010
Marketable Securities [Abstract]
Mediswipe, Inc.'s common stock			10,000,000
Beginning fair value	$ 190,000	$ 38,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	(152,000)	(14,000)
Net carrying value	$ 152,000	$ 38,000